UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3956
                                   ------------


                            AXP STRATEGY SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:   12/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                            AXP(R) EQUITY VALUE FUND

                                AT DEC. 31, 2004

Investments in Securities

AXP Equity Value Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.1%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (4.9%)
Honeywell Intl                                551,100              $19,514,451
United Technologies                           387,300               40,027,455
Total                                                               59,541,906

Airlines (0.9%)
AMR                                           308,200(b,d)           3,374,790
Continental Airlines Cl B                     290,400(b)             3,932,016
Northwest Airlines                            310,100(b,d)           3,389,393
Total                                                               10,696,199

Banks and savings & loans (2.5%)
Bank of America                               474,400               22,292,056
Washington Mutual                             105,725                4,470,053
Wells Fargo & Co                               50,000                3,107,500
Total                                                               29,869,609

Beverages & tobacco (1.3%)
Altria Group                                  257,800               15,751,580

Broker dealers (5.9%)
JPMorgan Chase & Co                           262,764               10,250,424
Lehman Brothers Holdings                      241,400               21,117,672
Merrill Lynch & Co                            342,300               20,459,271
Morgan Stanley                                355,700               19,748,464
Total                                                               71,575,831

Building materials & construction (2.5%)
CEMEX ADR                                     450,466(c)            16,401,467
Hanson ADR                                    318,200(c)            13,660,326
Total                                                               30,061,793

Cable (0.4%)
Comcast Cl A                                  159,700(b)             5,314,816

Chemicals (3.6%)
Air Products & Chemicals                      320,400               18,573,588
Dow Chemical                                  232,800               11,525,928
EI du Pont de Nemours & Co                    269,500               13,218,975
Total                                                               43,318,491

Computer software & services (3.3%)
Computer Associates Intl                      199,900                6,208,894
Computer Sciences                             106,200(b)             5,986,494
Intl Business Machines                        106,800               10,528,344
Microsoft                                     634,500               16,947,495
Total                                                               39,671,227

Electronics (0.3%)
Agilent Technologies                          150,300(b)             3,622,230

Energy (10.8%)
BP ADR                                        309,400(c)            18,068,960
ChevronTexaco                                 633,200               33,249,332
ConocoPhillips                                224,500               19,493,335
EnCana                                        242,300(c)            13,825,638
Exxon Mobil                                   516,800               26,491,168
Petroleo Brasileiro ADR                       516,100(c)            20,530,458
Total                                                              131,658,891

Energy equipment & services (6.5%)
Baker Hughes                                  373,400               15,932,978
Halliburton                                   404,000               15,852,960
Schlumberger                                  260,600               17,447,170
Transocean                                    492,400(b)            20,872,836
Weatherford Intl                              178,600(b)             9,162,180
Total                                                               79,268,124

Environmental services (0.8%)
Waste Management                              308,200                9,227,508

Finance companies (3.7%)
Citigroup                                     934,600               45,029,028

Financial services (3.9%)
Capital One Financial                         258,800               21,793,548
Fannie Mae                                    367,800               26,191,038
Total                                                               47,984,586

Furniture & appliances (0.6%)
Whirlpool                                     107,900                7,467,759

Health care products (1.8%)
Boston Scientific                              79,300(b)             2,819,115
GlaxoSmithKline ADR                           161,400(c)             7,648,746
Merck & Co                                    140,100                4,502,814
Wyeth                                         148,800                6,337,392
Total                                                               21,308,067

Health care services (1.9%)
Cardinal Health                               121,700                7,076,855
HCA                                           124,300                4,967,028
PacifiCare Health Systems                     152,100(b)             8,596,692
Tenet Healthcare                              199,400(b)             2,189,412
Total                                                               22,829,987

Industrial transportation (1.2%)
Burlington Northern Santa Fe                  128,400                6,074,604
CSX                                           219,000                8,777,520
Total                                                               14,852,124

Insurance (12.5%)
ACE                                           458,500(c)            19,600,875
Chubb                                         122,300                9,404,870
Hartford Financial Services
  Group                                        22,800                1,580,268
Lincoln Natl                                  145,900                6,810,612
Loews                                         520,900               36,619,270
Marsh & McLennan
  Companies                                   211,900                6,971,510
St. Paul Travelers Companies                  813,831               30,168,715
UnumProvident                                 188,100                3,374,514
XL Capital Cl A                               483,650(c)            37,555,422
Total                                                              152,086,056

Leisure time & entertainment (2.3%)
Blockbuster Cl A                              171,000                1,631,340
Carnival                                      261,500               15,070,245
Eastman Kodak                                 164,100                5,292,225
Viacom Cl B                                   171,900                6,255,441
Total                                                               28,249,251

See accompanying notes to investments in securities.

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1   --   AXP EQUITY VALUE FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Machinery (7.8%)
Caterpillar                                   498,400              $48,598,984
Illinois Tool Works                           305,300               28,295,204
Ingersoll-Rand Cl A                            94,200(c)             7,564,260
Parker Hannifin                               142,400               10,785,376
Total                                                               95,243,824

Media (1.8%)
Cendant                                       273,200                6,387,416
Time Warner                                   781,100(b)            15,184,584
Total                                                               21,572,000

Metals (1.6%)
Alcoa                                         618,400               19,430,128

Multi-industry (4.0%)
General Electric                              727,600               26,557,400
Tyco Intl                                     632,600(c)            22,609,124
Total                                                               49,166,524

Paper & packaging (2.7%)
Bowater                                       106,800                4,695,996
Intl Paper                                    538,900               22,633,800
Weyerhaeuser                                   86,000                5,780,920
Total                                                               33,110,716

Precious metals (0.3%)
Freeport-McMoRan
  Copper & Gold Cl B                          107,500                4,109,725

Real estate investment trust (0.9%)
Crescent Real Estate Equities                 604,500               11,038,170

Telecom equipment & services (1.1%)
Lucent Technologies                           575,100(b)             2,162,376
Nokia ADR                                     703,900(c)            11,030,113
Total                                                               13,192,489

Utilities -- telephone (7.3%)
AT&T                                          619,960               11,816,438
BellSouth                                     558,100               15,509,599
MCI                                           475,200                9,580,032
SBC Communications                            951,700               24,525,309
Verizon Communications                        682,600               27,652,126
Total                                                               89,083,504

Total common stocks
(Cost: $1,004,009,313)                                          $1,205,332,143

Preferred stock (0.3%)
Issuer                                         Shares                 Value(a)

Xerox
  6.25% Cv                                     22,540               $3,331,637

Total preferred stock
(Cost: $2,254,000)                                                  $3,331,637

Short-term security (0.4%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Commercial paper
CRC Funding LLC
  01-03-05                2.22%            $4,700,000               $4,699,131

Total short-term security
(Cost: $4,699,420)                                                  $4,699,131

Total investments in securities
(Cost: $1,010,962,733)(f)                                       $1,213,362,911

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2004, the value of foreign securities represented 15.5% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $1,010,963,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $239,594,000
      Unrealized depreciation                                      (37,194,000)
                                                                   -----------
      Net unrealized appreciation                                 $202,400,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP EQUITY VALUE FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6382-80 A (2/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                      AXP(R) PARTNERS SMALL CAP GROWTH FUND

                                AT DEC. 31, 2004

Investments in Securities

AXP Partners Small Cap Growth Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.5%)
ARGON ST                                       19,200(b)              $680,640
Armor Holdings                                 35,240(b)             1,656,985
Hexcel                                         14,230(b)               206,335
Innovative Solutions & Support                 23,990(b)               800,306
United Industrial                              21,700                  840,658
Total                                                                4,184,924

Airlines (0.1%)
Pinnacle Airlines                              22,200(b)               309,468

Automotive & related (0.2%)
American Axle & Mfg Holdings                   20,200                  619,332

Banks and savings & loans (3.8%)
BankUnited Financial Cl A                      31,050(b)               992,048
Boston Private Financial
  Holdings                                     17,160                  483,397
Cathay General Bancorp                         17,540                  657,750
East-West Bancorp                              16,800                  704,928
Euronet Worldwide                              11,830(b)               307,817
Franklin Bank                                  39,380(b)               718,685
Glacier Bancorp                                29,837                1,015,651
Harbor Florida Bancshares                       8,000                  276,880
Investors Financial Services                   26,120                1,305,478
Placer Sierra Bancshares                       13,600                  386,784
PrivateBancorp                                 22,850                  736,456
Southwest Bancorp of Texas                     45,720                1,064,819
UCBH Holdings                                  33,300                1,525,805
Wintrust Financial                              8,070                  459,667
Total                                                               10,636,165

Beverages & tobacco (0.9%)
Central European Distribution                  38,000(b)             1,122,520
Constellation Brands                           17,300(b)               804,623
Cott                                           23,500(b,c)             581,155
Total                                                                2,508,298

Broker dealers (0.5%)
Affiliated Managers Group                      21,715(b)             1,470,974

Building materials & construction (2.0%)
Beacon Roofing Supply                          11,000(b)               218,460
Building Material Holding                       3,300                  126,357
Eagle Materials                                 5,490                  474,062
Florida Rock Inds                              15,000                  892,950
Genlyte Group                                   6,500(b)               556,920
NCI Building Systems                            8,900(b)               333,750
Simpson Mfg                                    36,000                1,256,400
Texas Inds                                     16,000                  998,080
USG                                            20,000(b)               805,400
Total                                                                5,662,379

Cellular telecommunications (0.6%)
AirGate PCS                                     3,700(b)               131,720
Alamosa Holdings                               72,690(b)               906,445
SBA Communications                             67,840(b)               629,555
Total                                                                1,667,720

Chemicals (1.4%)
Airgas                                         15,420                  408,784
American Vanguard                              15,000                  551,700
Georgia Gulf                                    6,700                  333,660
Great Lakes Chemical                           13,170                  375,213
Immucor                                        46,085(b)             1,083,459
Olin                                           31,000                  682,620
Terra Inds                                     53,200(b)               472,416
Total                                                                3,907,852

Computer hardware (2.8%)
Artesyn Technologies                           38,810(b)               438,553
Engineered Support Systems                     34,120                2,020,587
FARO Technologies                              36,000(b)             1,122,480
Insight Enterprises                            30,520(b)               626,270
PalmOne                                        41,300(b,d)           1,303,015
RadiSys                                        75,490(b)             1,475,830
Synaptics                                      14,840(b)               453,807
Varian                                         14,030(b)               575,370
Total                                                                8,015,912

Computer software & services (18.9%)
Advent Software                                23,660(b)               484,557
Altiris                                        15,600(b)               552,708
Ariba                                          19,610(b)               325,526
Ask Jeeves                                     48,320(b)             1,292,560
Audible                                        14,440(b)               376,162
Avid Technology                                28,570(b)             1,764,198
Avocent                                         8,700(b)               352,524
CACI Intl Cl A                                 21,400(b)             1,457,982
CAM Commerce Solutions                         25,500(b)               432,506
China Finance Online ADR                        6,700(b,c)              73,834
CNET Networks                                 114,190(b)             1,282,354
Cognizant Technology
  Solutions Cl A                               45,200(b)             1,913,315
Corillian                                     171,060(b)               841,615
Cryptologic                                    41,600(c)             1,037,920
Dendrite Intl                                  78,060(b)             1,514,364
DiamondCluster Intl Cl A                       44,250(b)               634,103
Digital River                                  43,100(b)             1,793,391
Digitas                                       112,520(b)             1,074,566
Dot Hill Systems                               39,900(b)               312,816
eLong ADR                                      18,780(b,c)             350,247
Epicor Software                                80,100(b)             1,128,609
Extreme Networks                              133,830(b)               876,587
F5 Networks                                    16,760(b)               816,547
FactSet Research Systems                        9,900                  578,556
Fair Isaac                                     19,100                  700,588
Foundry Networks                               31,700(b)               417,172
Greenfield Online                              33,700(b)               741,063
Hyperion Solutions                             14,500(b)               675,990
Identix                                        47,660(b)               351,731
InfoSpace                                      38,255(b)             1,819,024
Internet Capital Group                        105,990(b)               953,910
Ixia                                           32,270(b)               542,459
j2 Global Communications                       51,960(b)             1,792,620
Jupitermedia                                   60,000(b)             1,426,800
M-Systems Flash Disk Pioneers                  65,250(b,c)           1,286,730
Magma Design Automation                        24,500(b)               307,720
Manchester Technologies                        61,000(b)               609,390
MAXIMUS                                        30,000(b)               933,600

See accompanying notes to investments in securities.

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1 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
MicroStrategy Cl A                             10,000(b)              $602,500
Navarre                                        98,760(b)             1,738,176
Navigant Consulting                            54,950(b)             1,461,670
NAVTEQ                                          7,200(b)               333,792
NetEase.com ADR                                17,280(b,c)             912,902
Openwave Systems                               78,620(b)             1,215,465
Resources Connection                           23,740(b)             1,289,319
RSA Security                                   32,500(b)               651,950
SafeNet                                        23,060(b)               847,224
Sapient                                        51,400(b)               406,574
SeaChange Intl                                 49,450(b)               862,408
Secure Computing                               31,800(b)               317,364
Shanda Interactive
  Entertainment                                16,150(b,c,d)           686,375
Shopping.com                                   12,560(b,c)             354,820
THQ                                            50,900(b)             1,167,646
Tom Online ADR                                 44,420(b,c,d)           677,849
Tyler Technologies                             22,600(b)               188,936
ValueClick                                     80,560(b)             1,073,865
Verint Systems                                 29,600(b)             1,075,368
Viewpoint                                     315,390(b)               977,709
WebEx Communications                           42,900(b)             1,020,162
Wind River Systems                             53,000(b)               718,150
Witness Systems                                36,890(b)               644,099
Total                                                               53,050,667

Electronics (9.3%)
August Technology                              20,200(b)               212,706
Bel Fuse Cl B                                  30,000                1,013,700
Benchmark Electronics                          44,640(b)             1,522,224
California Micro Device                        45,530(b)               322,808
Cognex                                         39,910                1,113,489
Cree                                           12,500(b)               501,000
Cymer                                          11,750(b)               347,095
Daktronics                                     32,500(b)               808,925
ESCO Technologies                              12,700(b)               973,455
Exar                                           27,370(b)               388,380
FormFactor                                     14,570(b)               395,430
Integrated Device Technology                   41,480(b)               479,509
LaBarge                                        46,600(b)               591,820
Microsemi                                     152,150(b)             2,641,324
Misonix                                        50,000(b)               325,500
Open Solutions                                 15,790(b)               409,908
PLX Technology                                 17,700(b)               184,080
PortalPlayer                                    2,500(b)                61,700
Power Integrations                             21,400(b)               423,292
Presstek                                       50,280(b)               486,710
RAE Systems                                   108,800(b,d)             794,240
Rudolph Technologies                           17,200(b)               295,324
Semtech                                        25,060(b)               548,062
Sigmatel                                       33,080(b)             1,175,332
Silicon Image                                  88,820(b)             1,461,977
Skyworks Solutions                             75,140(b)               708,570
Somanetics                                     41,300(b)               636,433
Sonic Solutions                                71,000(b)             1,593,240
Standard Microsystems                          11,100(b)               197,913
Technology Research                            41,600                  288,246
Trimble Navigation                             50,650(b)             1,673,476
TTM Technologies                               44,300(b)               522,740
Varian Semiconductor
  Equipment Associates                         12,850(b)               473,523
Verisity                                       25,000(b)               205,000
Viisage Technology                            104,270(b)               939,473
Volterra Semiconductor                         24,500(b)               542,798
X-Rite                                         40,100                  642,001
Total                                                               25,901,403

Energy (2.1%)
Denbury Resources                              25,600(b)               702,720
InterOil                                        8,820(b,c)             333,749
KCS Energy                                     60,122(b)               888,603
Massey Energy                                  31,450                1,099,178
Patina Oil & Gas                               34,800                1,304,999
Remington Oil & Gas                            21,400(b)               583,150
TETRA Technologies                             30,900(b)               874,470
Total                                                                5,786,869

Energy equipment & services (2.8%)
Brigham Exploration                            56,470(b)               508,230
CARBO Ceramics                                  5,170                  356,730
Core Laboratories                              15,990(b,c)             373,367
Energy Partners                                13,220(b)               267,969
Holly                                          15,580                  434,215
Hydril                                         23,940(b)             1,089,509
National-Oilwell                               27,750(b)               979,298
Patterson-UTI Energy                           57,880                1,125,766
Precision Drilling                             10,210(b,c)             641,188
RPC                                            34,800                  874,176
Superior Energy Services                       35,410(b)               545,668
Willbros Group                                 35,700(b,c)             822,885
Total                                                                8,019,001

Engineering & construction (1.0%)
Dycom Inds                                     30,500(b)               930,860
EMCOR Group                                     6,600(b)               298,188
Hovnanian Enterprises Cl A                     14,400(b)               713,088
Washington Group Intl                          19,380(b)               799,425
Total                                                                2,741,561

Environmental services (0.2%)
Waste Connections                              19,290(b)               660,683

Finance companies (0.3%)
Accredited Home Lenders
   Holding                                     19,600(b)               973,728

Financial services (1.2%)
Charles River Associates                        4,900(b)               229,173
Heidrick & Struggles Intl                      30,000(b)             1,028,100
Investment Technology Group                     9,450(b)               189,000
Jackson Hewitt Tax Service                     20,360                  514,090
Jefferies Group                                14,350                  578,018
Metris Companies                               24,830(b)               316,583
Portfolio Recovery Associates                  13,000(b)               535,860
Total                                                                3,390,824

Food (0.9%)
Hansen Natural                                 35,000(b)             1,274,350
Performance Food Group                         15,170(b)               408,225
Provide Commerce                               26,140(b)               971,101
Total                                                                2,653,676

Furniture & appliances (0.3%)
American Woodmark                               2,900                  126,672
Tempur-Pedic Intl                              39,160(b)               830,192
Total                                                                  956,864

Health care products (13.0%)
Able Laboratories                              48,420(b)             1,101,555
Access Pharmaceuticals                         20,160(b)                71,366
Advanced Medical Optics                        38,660(b)             1,590,472
Advanced Neuromodulation
  Systems                                      15,100(b)               595,846
Affymetrix                                      8,300(b)               303,365
Alexion Pharmaceuticals                        30,900(b)               778,680
American Medical Systems
  Holdings                                     18,900(b)               790,209
Amylin Pharmaceuticals                         11,100(b)               259,296
Angiotech Pharmaceuticals                      50,930(b,c)             939,659
ArthroCare                                     31,800(b)             1,019,508
Barrier Therapeutics                            9,810(b)               162,846
Cantel Medical                                 35,600(b)             1,332,152
Corgentech                                     13,600(b)               112,608
CV Therapeutics                                55,420(b)             1,274,660
Cytyc                                          31,980(b)               881,689
Exactech                                       35,100(b)               641,979
Eyetech Pharmaceuticals                        15,400(b)               700,700
First Horizon Pharmaceutical                   42,500(b)               972,825
INAMED                                         25,270(b)             1,598,327
Incyte                                         81,570(b)               814,884
Intuitive Surgical                             23,500(b)               940,470
IRIS Intl                                      69,500(b)               672,065
Isis Pharmaceuticals                           30,400(b)               179,360
Laserscope                                     14,850(b)               533,264
LifeCell                                       25,800(b)               263,676
Medicines                                      29,520(b)               850,176
MGI Pharma                                     28,370(b)               794,644
Mine Safety Appliances                         26,650                1,351,155
Nabi Biopharmaceuticals                        52,070(b)               762,826
Nektar Therapeutics                            23,440(b)               474,426
Neurocrine Biosciences                          9,070(b)               447,151
NitroMed                                       34,140(b)               909,831
NPS Pharmaceuticals                            15,000(b)               274,200
Palomar Medical Technologies                   47,000(b)             1,225,290
Patterson Companies                            23,000(b)               997,970
Penwest Pharmaceuticals                        19,900(b)               238,004
Pharmion                                       11,030(b)               465,576
ResMed                                         21,130(b)             1,079,743
Rigel Pharmaceuticals                          24,010(b)               586,324
Salix Pharmaceuticals                          49,990(b)               879,324
Serologicals                                   35,160(b)               777,739
Taro Pharmaceuticals Inds                      10,900(b,c)             370,927
Telik                                          37,380(b)               715,453
United Therapeutics                            32,870(b,d)           1,484,081
USANA Health Sciences                          15,170(b)               518,814
Valeant Pharmaceuticals Intl                   25,000                  658,750
Vaxgen                                         95,600(b,d)           1,625,199
Xenogen                                        65,000(b)               455,000
Total                                                               36,474,064

See accompanying notes to investments in securities.

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2 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Health care services (5.3%)
Amedisys                                       30,000(b)              $971,700
American Healthways                            16,720(b)               552,429
Centene                                        27,380(b)               776,223
Charles River Laboratories Intl                 6,948(b)               319,677
Chemed                                         17,000                1,140,870
Genesis HealthCare                             25,300(b)               886,259
Healthcare Services Group                      51,300                1,069,092
Kindred Healthcare                             18,680(b)               559,466
Magellan Health Services                       33,650(b)             1,149,484
Matria Healthcare                              23,410(b)               914,629
Odyssey HealthCare                             33,875(b)               463,410
Option Care                                    25,000                  429,750
Pediatrix Medical Group                        21,200(b)             1,357,860
Psychiatric Solutions                          36,990(b)             1,352,354
SFBC Intl                                       5,700(b)               225,150
Sierra Health Services                         13,030(b)               718,083
SurModics                                       4,000(b)               130,040
United Surgical Partners Intl                  18,100(b)               754,770
VCA Antech                                     60,600(b)             1,187,760
Total                                                               14,959,006

Home building (0.4%)
NVR                                             1,000(b)               769,400
Ryland Group                                    6,140                  353,296
Total                                                                1,122,696

Household products (0.5%)
Chattem                                        15,000(b)               496,500
Inter Parfums                                  64,880                1,031,592
Total                                                                1,528,092

Industrial services (0.6%)
Applied Industrial
  Technologies                                 22,500                  616,500
Ceradyne                                       20,000(b)             1,144,200
Total                                                                1,760,700

Industrial transportation (3.4%)
Arkansas Best                                  14,000                  628,460
EGL                                            48,620(b)             1,453,252
Greenbrier Companies                           35,000                1,184,750
Hub Group Cl A                                 10,000(b)               522,200
Landstar System                                32,820(b)             2,416,864
Old Dominion Freight Line                      52,890(b)             1,840,572
Pacer Intl                                     17,950(b)               381,617
UTI Worldwide                                   9,500(c)               646,190
Wabash Natl                                    16,590(b)               446,769
Total                                                                9,520,674

Insurance (1.3%)
AMERIGROUP                                     20,000(b)             1,513,200
Direct General                                 11,150                  357,915
KMG America                                    74,860(b)               823,460
Platinum Underwriters Holdings                 12,280(c)               381,908
Safety Insurance Group                         19,000                  591,850
Total                                                                3,668,333

Leisure time & entertainment (1.0%)
Boyd Gaming                                    15,800                  658,070
Lions Gate Entertainment                       35,550(b,c,d)           377,541
Multimedia Games                               64,410(b)             1,015,102
Shuffle Master                                 12,370(b)               582,627
Steiner Leisure                                 4,500(b,c)             134,460
The9                                            1,400(b,c)              33,068
Total                                                                2,800,868

Lodging & gaming (0.9%)
Scientific Games Cl A                         111,460(b)             2,657,206

Machinery (0.5%)
Bucyrus Intl Cl A                              12,260                  498,246
Middleby                                       18,300                  928,176
Total                                                                1,426,422

Media (1.3%)
24/7 Real Media                               181,382(b)               785,384
Central European Media
  Enterprises                                  11,700(b,c)             455,364
Cumulus Media Cl A                             59,510(b)               897,411
iVillage                                       74,060(b)               457,691
Salem Communications Cl A                       8,400(b)               209,580
Ventiv Health                                  37,500(b)               762,000
Total                                                                3,567,430

Metals (2.1%)
Allegheny Technologies                         20,290                  439,684
Century Aluminum                               19,410(b)               509,707
Commercial Metals                              29,500                1,491,521
Foundation Coal Holdings                        8,870(b)               204,542
PAN American Silver                            17,130(b,c)             273,737
Quanex                                         15,000                1,028,550
Steel Dynamics                                 27,480                1,040,942
Steel Technologies                             35,100                  965,601
Total                                                                5,954,284

Miscellaneous (0.2%)
Color Kinetics                                 35,000(b)               615,300

Multi-industry (1.4%)
Andersons (The)                                12,600                  321,300
Coinstar                                       26,690(b)               716,093
Korn/Ferry Intl                                40,640(b)               843,280
Labor Ready                                    85,010(b)             1,438,369
Stratasys                                      20,000(b)               671,200
Total                                                                3,990,242

Real estate (0.3%)
Thomas Properties Group                        68,300(b)               870,142

Real estate investment trust (1.6%)
American Financial Realty Trust                 7,900                  127,822
BioMed Realty Trust                            17,300                  384,233
Government Properties Trust                     6,500                   64,090
Highland Hospitality                           10,400                  116,896
HouseValues                                     2,800(b)                42,056
Mills                                          14,100                  899,016
Saxon Capital                                  42,450                1,018,376
Sunstone Hotel Investors                       22,000                  457,160
Ventas                                         49,250                1,349,942
Total                                                                4,459,591

Restaurants (1.7%)
CKE Restaurants                                53,800(b)               780,638
Panera Bread Cl A                              14,300(b)               576,576
PF Chang's China Bistro                        25,000(b)             1,408,750
RARE Hospitality Intl                          12,180(b)               388,055
Red Robin Gourmet Burgers                       6,130(b)               327,771
Ruby Tuesday                                   28,200                  735,456
Sonic                                          14,470(b)               441,335
Total                                                                4,658,581

Retail -- general (2.9%)
Aeropostale                                    29,050(b)               854,942
Build-A-Bear Workshop                           3,700(b)               130,055
Coldwater Creek                                17,005(b)               524,944
Electronics Boutique Holdings                  18,800(b)               807,272
Guitar Center                                  16,300(b)               858,847
Hughes Supply                                  13,640                  441,254
Overstock.com                                  10,730(b)               740,370
PC Mall                                        55,100(b)             1,233,139
PETCO Animal Supplies                          25,700(b)             1,014,636
Phillips-Van Heusen                            11,400                  307,800
Source Interlink Companies                     52,330(b)               694,942
Stein Mart                                     31,740(b)               541,484
Total                                                                8,149,685

Telecom equipment & services (4.8%)
ACT Teleconferencing                          332,310(b)               438,649
Applied Signal Technology                      28,630                1,009,208
AudioCodes                                     50,020(b,c)             830,832
C-COR                                          19,000(b)               176,700
Digi Intl                                      60,990(b)             1,048,418
Equinix                                         2,800(b)               119,672
Harmonic                                       62,150(b)               518,331
Leap Wireless Intl                             30,000(b)               810,000
Nextel Partners Cl A                           49,190(b)               961,173
NICE Systems ADR                               29,000(b,c)             907,410
NMS Communications                            216,620(b)             1,366,873
Novatel Wireless                               31,880(b)               617,834
Powerwave Technologies                         92,170(b)               781,602
Sonus Networks                                 68,870(b)               394,625
Symmetricom                                    72,140(b)               700,479
Tekelec                                        45,550(b)               931,042
TIM Participacoes ADR                          50,300(c)               775,626
Ubiquitel                                      55,610(b)               395,943
UTStarcom                                      40,040(b)               886,886
Total                                                               13,671,303

Textiles & apparel (2.3%)
Chico's FAS                                    24,100(b)             1,097,273
Deckers Outdoor                                43,050(b,d)           2,022,919
Dixie Group                                    53,300(b)               898,638
Genesco                                        17,050(b)               530,937
Jos A Bank Clothiers                           34,312(b,d)             971,030
Oxford Inds                                     9,160                  378,308
Quiksilver                                     12,190(b)               363,140
Rocky Shoes & Boots                            11,000(b)               326,700
Total                                                                6,588,945

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Utilities -- natural gas (1.4%)
Quicksilver Resources                          67,390(b)            $2,478,604
Southern Union                                 48,590(b)             1,165,176
Southwestern Energy                             7,210(b)               365,475
Total                                                                4,009,255

Utilities -- telephone (0.3%)
JAMDAT Mobile                                  40,200(b)               830,130

Total common stocks
(Cost: $224,312,541)                                              $276,401,249

Short-term securities (4.2%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper
BNP Paribas North America
  01-03-05                2.27%            $2,600,000               $2,599,508
UBS Finance (Delaware) LLC
  01-03-05                2.23              3,300,000                3,299,387
Variable Funding Capital
  01-03-05                2.21              6,000,000                5,998,895

Total short-term securities
(Cost: $11,898,526)                                                $11,897,790

Total investments in securities
(Cost: $236,211,067)(f)                                           $288,299,039

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Dec. 31 2004, the value of foreign securities represented 5.1% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.7% of net assets. 1.5% of net assets is the Fund's cash equivalent position.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $236,211,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $57,450,000
      Unrealized depreciation                                       (5,362,000)
                                                                    ----------
      Net unrealized appreciation                                  $52,088,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6301-80 A (2/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) SMALL CAP ADVANTAGE FUND

                                AT DEC. 31, 2004

Investments in Securities

AXP Small Cap Advantage Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.0%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.2%)
Armor Holdings                                  2,672(b)              $125,637
DRS Technologies                               79,000(b)             3,374,090
Moog Cl A                                      92,029(b)             4,173,515
Teledyne Technologies                         116,773(b)             3,436,629
Triumph Group                                   1,773(b)                70,034
Total                                                               11,179,905

Airlines (0.5%)
ExpressJet Holdings                           185,000(b)             2,382,800
Northwest Airlines                            246,200(b,d)           2,690,966
SkyWest Airlines                                2,741                   54,984
Total                                                                5,128,750

Automotive & related (1.1%)
Aftermarket Technology                          4,209(b)                67,765
Bandag                                          1,256                   62,561
Cooper Tire & Rubber                            4,957                  106,823
GenCorp                                         1,381                   25,645
Goodyear Tire & Rubber                        278,000(b,d)           4,075,480
Lithia Motors Cl A                             88,000                2,360,160
Superior Inds Intl                              3,011                   87,470
Tenneco Automotive                            211,000(b)             3,637,640
Total                                                               10,423,544

Banks and savings & loans (8.6%)
Amcore Financial                                2,712                   87,272
Anchor BanCorp Wisconsin                        1,725                   50,284
BancFirst                                         101                    7,977
BancorpSouth                                    3,089                   75,279
BankUnited Financial Cl A                     158,000(b)             5,048,100
Camden Natl                                     1,201                   47,331
Cathay General Bancorp                        107,870                4,045,125
Chittenden                                      2,978                   85,558
Citizens Banking                                1,778                   61,074
City Holding                                   81,000                2,935,440
Colonial BancGroup                            241,000                5,116,430
Commercial Capital Bancorp                    190,000                4,404,200
Commercial Federal                            133,196                3,957,253
Community Trust Bancorp                         2,696                   87,243
Corus Bankshares                                  800                   38,408
East-West Bancorp                               1,226                   51,443
Euronet Worldwide                               8,223(b)               213,962
Financial Institutions                            910                   21,158
First BanCorp Puerto Rico                      65,464(c)             4,157,619
First Citizens BancShares Cl A                    567                   84,058
First Republic Bank                            54,800                2,904,400
FirstFed Financial                             79,514(b)             4,124,391
Flagstar Bancorp                                4,762                  107,621
Great Southern Bancorp                          1,694                   59,290
Greater Bay Bancorp                             2,716                   75,722
Hanmi Financial                                61,000                2,192,340
Independent Bank                               76,856                2,292,614
Intl Bancshares                                98,000                3,859,240
MAF Bancorp                                     1,232                   55,218
MCG Capital                                     1,831                   31,365
Mid-State Bancshares                            2,913                   83,457
Oriental Financial Group                      171,425(c)             4,853,045
PrivateBancorp                                  2,056                   66,265
Provident Bankshares                           92,000                3,346,040
R-G Financial Cl B                            170,366(c)             6,623,830
Republic Bancorp                                3,095                   47,292
S&T Bancorp                                     2,029                   76,473
South Financial Group                         118,000                3,838,540
Southwest Bancorp                               1,953                   47,809
Sterling Financial                            112,068(b)             4,399,790
Susquehanna Bancshares                          1,867                   46,582
Tompkins Trustco                                  480                   25,675
Trustmark                                       1,354                   42,069
UMB Financial                                     721                   40,852
W Holding                                     171,240(c)             3,928,246
Waypoint Financial                              1,662                   47,118
Wintrust Financial                             67,000                3,816,320
WSFS Financial                                 74,100                4,469,712
Total                                                               82,076,530

Beverages & tobacco (--%)
Schweitzer-Mauduit Intl                         2,961                  100,526
Universal                                       3,326                  159,116
Total                                                                  259,642

Building materials & construction (1.3%)
Building Material Holding                       1,363                   52,189
Comfort Systems USA                           225,000(b)             1,728,000
Eagle Materials                                22,703                1,960,404
Genlyte Group                                     439(b)                37,614
Griffon                                       122,510(b)             3,307,770
LNR Property                                      700                   44,037
M/I Homes                                       1,341                   73,903
NCI Building Systems                           70,042(b)             2,626,575
Standard-Pacific                               33,000                2,116,620
Texas Inds                                        811                   50,590
Universal Forest Products                       1,156                   50,170
USG                                             7,285(b,d)             293,367
Walter Inds                                       308                   10,389
Total                                                               12,351,628

Cellular telecommunications (0.8%)
NII Holdings                                   98,000(b)             4,650,100
Western Wireless Cl A                         101,000(b)             2,959,300
Total                                                                7,609,400

Chemicals (2.8%)
Airgas                                        117,000                3,101,670
Albemarle                                       1,511                   58,491
Arch Chemicals                                 90,000                2,590,200
Cambrex                                         3,143                   85,175
Compass Minerals Intl                         119,000                2,883,370
Crompton                                        5,340                   63,012
Cytec Inds                                        904                   46,484
FMC                                            82,461(b)             3,982,866
Georgia Gulf                                   47,676                2,374,265
Great Lakes Chemical                            2,185                   62,251
HB Fuller                                       1,387                   39,543
Hercules                                      232,000(b)             3,445,200
Immucor                                       206,250(b,d)           4,848,937
Mosaic                                          4,638(b)                75,692
Octel                                           4,501(c)                93,666
OM Group                                        2,635(b)                85,427
PolyOne                                       286,000(b)             2,591,160
WR Grace & Co                                   7,700(b)               104,797
Total                                                               26,532,206

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Computer hardware (2.4%)
Adaptec                                       212,000(b)            $1,609,080
Agilysys                                      129,000                2,211,060
Artesyn Technologies                          279,700(b)             3,160,610
Black Box                                       3,775                  181,276
Engineered Support Systems                     55,000                3,257,099
Gateway                                       149,000(b)               895,490
Insight Enterprises                             3,911(b)                80,254
Intermagnetics General                          2,731(b)                69,395
Iomega                                         38,451(b)               213,019
Komag                                         102,000(b)             1,915,560
PalmOne                                        80,000(b,d)           2,524,000
RadiSys                                       193,000(b)             3,773,149
Synaptics                                      95,000(b)             2,905,100
Total                                                               22,795,092

Computer software & services (9.8%)
Activision                                     69,000(b)             1,392,420
Altiris                                        63,000(b)             2,232,090
ANSYS                                         116,000(b)             3,718,960
Avid Technology                                47,000(b)             2,902,250
BISYS Group                                     8,863(b)               145,796
Brocade Communications
  Systems                                     188,300(b)             1,438,612
CACI Intl Cl A                                 44,393(b)             3,024,495
Ciber                                         331,000(b)             3,190,840
Concur Technologies                           210,000(b)             1,871,100
CSG Systems Intl                                6,506(b)               121,662
Dendrite Intl                                 182,000(b)             3,530,800
Digital River                                  50,000(b)             2,080,500
Digitas                                       234,400(b)             2,238,520
EarthLink                                     169,000(b)             1,946,880
eFunds                                         41,000(b)               984,410
Epicor Software                               182,000(b)             2,564,380
F5 Networks                                    78,000(b)             3,800,161
FileNet                                        71,000(b)             1,828,960
Hyperion Solutions                             53,000(b)             2,470,860
Informatica                                   211,000(b)             1,713,320
InfoSpace                                      42,023(b)             1,998,194
Internet Security Systems                      78,000(b)             1,813,500
j2 Global Communications                       54,000(b)             1,863,000
Lexar Media                                   216,000(b)             1,693,440
MAXIMUS                                         6,978(b)               217,155
Midway Games                                   18,980(b)               199,290
NetFlix                                       252,000(b)             3,107,160
NETGEAR                                       114,000(b)             2,073,660
Parametric Technology                         622,000(b)             3,663,580
Progress Software                              44,000(b)             1,027,400
Resources Connection                           61,000(b)             3,312,910
RSA Security                                  118,000(b)             2,367,080
Sapient                                        20,011(b)               158,287
SeaChange Intl                                179,700(b)             3,133,968
Silicon Storage Technology                    361,208(b)             2,149,188
SRA Intl Cl A                                  59,000(b)             3,787,801
SS&C Technologies                             100,000                2,065,000
Take-Two Interactive Software                   3,499(b)               121,730
Transaction Systems
  Architects Cl A                             146,000(b)             2,898,100
Tyler Technologies                            176,000(b)             1,471,360
Ultimate Software Group                       169,800(b)             2,153,064
United Online                                 100,500(b)             1,158,765
ValueClick                                    196,000(b)             2,612,680
Websense                                       67,378(b)             3,417,412
Wind River Systems                             10,048(b)               136,150
Wireless Facilities                           215,000(b)             2,029,600
Total                                                               93,826,490

Electronics (6.4%)
ADE                                            97,000(b)             1,815,840
Aeroflex                                      240,200(b)             2,911,224
Atheros Communications                        186,000(b)             1,906,500
Benchmark Electronics                          85,091(b)             2,901,603
DSP Group                                      85,300(b)             1,904,749
Entegris                                      116,927(b)             1,163,424
ESS Technology                                 31,997(b)               227,499
FormFactor                                     85,000(b)             2,306,900
GrafTech Intl                                   5,292(b)                50,062
Integrated Device Technology                  159,000(b)             1,838,040
Littelfuse                                      3,438(b)               117,442
Metrologic Instruments                         85,000(b)             1,806,250
Micrel                                        197,000(b)             2,170,940
Microsemi                                     243,500(b)             4,227,160
MKS Instruments                               153,300(b)             2,843,715
ON Semiconductor                              641,000(b)             2,910,140
Paxar                                           8,134(b)               180,331
Photronics                                     91,000(b)             1,501,500
Pixelworks                                    203,000(b)             2,302,020
Rofin-Sinar Technologies                       86,000(b)             3,650,700
Rogers                                          3,039(b)               130,981
Semtech                                        85,000(b)             1,858,950
Silicon Image                                  82,407(b)             1,356,419
Skyworks Solutions                            194,300(b)             1,832,249
Technitrol                                    103,000(b)             1,874,600
Thomas & Betts                                149,809(b)             4,606,627
Trimble Navigation                            141,093(b)             4,661,712
TTM Technologies                              227,000(b)             2,678,600
Ultralife Batteries                            15,650(b)               304,393
Varian Semiconductor
  Equipment Associates                         30,900(b)             1,138,665
Viisage Technology                            215,000(b)             1,937,150
Total                                                               61,116,385

Energy (1.9%)
Berry Petroleum Cl A                            1,145                   54,617
Cabot Oil & Gas                                 1,426                   63,101
Denbury Resources                               4,012(b)               110,129
Houston Exploration                               958(b)                53,945
KCS Energy                                    106,240(b)             1,570,227
Patina Oil & Gas                               62,500                2,343,750
Petroleum Development                          72,000(b)             2,777,040
St. Mary Land & Exploration                    73,000                3,047,020
Stone Energy                                    1,031(b)                46,488
Swift Energy                                   76,800(b)             2,222,592
Tesoro                                        175,228(b)             5,582,763
Vintage Petroleum                               4,029                   91,418
Total                                                               17,963,090

Energy equipment & services (2.3%)
Cal Dive Intl                                  96,948(b)             3,950,630
CARBO Ceramics                                 48,901                3,374,169
Cimarex Energy                                100,684(b)             3,815,924
Grey Wolf                                     496,000(b)             2,613,920
Harvest Natural Resources                       4,866(b)                84,036
Headwaters                                     98,444(b)             2,805,654
Holly                                           1,100                   30,657
Hydril                                          1,580(b)                71,906
Lone Star Technologies                          1,515(b)                50,692
Offshore Logistics                              1,302(b)                42,276
Oil States Intl                               149,000(b)             2,874,210
Penn Virginia                                     578                   23,449
Range Resources                                 3,602                   73,697
Unit                                           57,756(b)             2,206,857
Veritas DGC                                     2,217(b)                49,683
Total                                                               22,067,760

Engineering & construction (0.8%)
Dycom Inds                                    110,600(b)             3,375,512
EMCOR Group                                     1,513(b)                68,357
Granite Construction                            1,576                   41,922
Perini                                        250,260(b)             4,176,839
Total                                                                7,662,630

Finance companies (0.4%)
First Financial Bancorp                         2,586                   45,255
ITLA Capital                                      870(b)                51,147
World Acceptance                              138,296(b)             3,804,523
Total                                                                3,900,925

Financial services (3.3%)
Advanta Cl B                                    3,064                   74,363
AmeriCredit                                   228,000(b)             5,574,601
BOK Financial                                  65,000(b)             3,169,400
Chemical Financial                              2,501                  107,343
CompuCredit                                    89,072(b)             2,435,228
Delphi Financial Group Cl A                   114,302                5,275,037
Investment Technology Group                     8,957(b)               179,140
Irwin Financial                                 1,706                   48,433
Jackson Hewitt Tax Service                     81,000                2,045,250
Jefferies Group                                91,800                3,697,704
Jones Lang LaSalle                              1,440(b)                53,870
Ocwen Financial                               344,000(b)             3,288,640
Portfolio Recovery Associates                  62,000(b)             2,555,640
Resource America Cl A                           1,721                   55,933
WFS Financial                                  52,000(b)             2,640,560
Total                                                               31,201,142

Food (1.3%)
Corn Products Intl                             97,670                5,231,205
Lance                                         154,579                2,941,638
Nash Finch                                     36,270                1,369,555
Ralcorp Holdings                               64,000                2,683,520
Sanderson Farms                                 1,144                   49,512
Sensient Technologies                           6,012                  144,228
United Natural Foods                            2,355(b)                73,241
Total                                                               12,492,899

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Furniture & appliances (--%)
Ethan Allen Interiors                           1,226                  $49,065
Furniture Brands Intl                           2,831                   70,917
La-Z-Boy                                        2,963                   45,541
Thomas Inds                                     2,021                   80,678
Total                                                                  246,201

Health care products (7.9%)
Advanced Medical Optics                        23,556(b)               969,094
AtheroGenics                                   63,000(b,d)           1,484,280
Biosite                                        60,559(b,d)           3,726,801
Bone Care Intl                                166,000(b)             4,623,100
Cepheid                                       147,000(b)             1,461,180
CV Therapeutics                                42,000(b)               966,000
Dade Behring Holdings                          39,000(b)             2,184,000
deCODE genetics                               125,000(b,c)             976,250
Encysive Pharmaceuticals                      175,000(b)             1,737,750
EPIX Pharmaceuticals                          116,000(b)             2,077,560
First Horizon Pharmaceutical                  185,266(b)             4,240,739
Gen-Probe                                      74,000(b)             3,345,540
Haemonetics                                   151,000(b)             5,467,710
Human Genome Sciences                         150,000(b)             1,803,000
I-Flow                                        104,000(b)             1,895,920
Incyte                                        191,636(b)             1,914,444
Intuitive Surgical                              1,904(b)                76,198
Kos Pharmaceuticals                            46,000(b)             1,731,440
Lexicon Genetics                              132,000(b)             1,023,660
LifeCell                                      165,000(b)             1,686,300
Medarex                                       100,000(b)             1,078,000
Mentor                                          3,097                  104,493
Mine Safety Appliances                          2,299                  116,559
Myriad Genetics                                50,000(b)             1,125,500
Nabi Biopharmaceuticals                       131,677(b)             1,929,068
Noven Pharmaceuticals                          45,000(b)               767,700
Ocular Sciences                                 1,280(b)                62,733
Onyx Pharmaceuticals                           53,708(b)             1,739,602
Par Pharmaceutical
  Companies                                    75,000(b)             3,103,500
Perrigo                                       165,600                2,859,912
Protein Design Labs                            92,000(b)             1,900,720
PSS World Medical                             189,400(b)             2,370,341
Salix Pharmaceuticals                           4,734(b)                83,271
Serologicals                                   97,290(b)             2,152,055
Sybron Dental Specialties                      94,000(b)             3,325,720
Tanox                                         111,000(b)             1,687,200
Techne                                         64,000(b)             2,489,600
Telik                                          89,100(b)             1,705,374
United Therapeutics                            77,000(b)             3,476,550
Total                                                               75,468,864

Health care services (4.8%)
Allscripts Healthcare Solutions                97,000(b)             1,034,990
Amedisys                                       62,700(b)             2,030,853
Applera - Celera Genomics
  Group                                       150,000(b)             2,062,500
Apria Healthcare Group                        112,757(b)             3,715,343
Ariad Pharmaceuticals                         148,000(b)             1,099,640
Centene                                       124,000(b)             3,515,400
Cerner                                         60,000(b)             3,190,200
Connetics                                      70,000(b)             1,700,300
First Health Group                              1,380(b)                25,820
Genesis HealthCare                             88,000(b)             3,082,640
HealthExtras                                  311,550(b)             5,078,266
Kindred Healthcare                             73,000(b)             2,186,350
LifePoint Hospitals                            72,000(b)             2,507,040
Magellan Health Services                       86,000(b)             2,937,760
OCA                                            41,789(b)               265,360
Option Care                                   158,000(d)             2,716,020
Pediatrix Medical Group                         1,232(b)                78,910
Psychiatric Solutions                         104,000(b)             3,802,240
RehabCare Group                                 4,630(b)               129,594
Sierra Health Services                         78,631(b)             4,333,354
Stewart Enterprises Cl A                       12,068(b)                84,355
Sunrise Senior Living                           1,029(b)                47,704
Total                                                               45,624,639

Home building (--%)
Beazer Homes USA                                1,914                  279,845
Meritage Homes                                    678(b)                76,411
WCI Communities                                 2,069(b)                60,829
Total                                                                  417,085

Household products (1.5%)
Central Garden & Pet                           77,000(b)             3,213,980
Chattem                                         2,304(b)                76,262
JAKKS Pacific                                   5,578(b)               123,330
Jarden                                         75,744(b)             3,290,319
Nautilus Group                                  4,448                  107,508
Nu Skin Enterprises Cl A                        2,845                   72,206
Rayovac                                       112,739(b)             3,445,305
Tupperware                                      1,992                   41,274
UniFirst                                       61,000                1,725,080
Yankee Candle                                  56,000(b)             1,858,080
Total                                                               13,953,344

Industrial services (0.7%)
Applied Industrial Technologies                   939                   25,729
Ceradyne                                       73,934(b)             4,229,764
WESCO Intl                                     86,414(b)             2,561,311
Total                                                                6,816,804

Industrial transportation (2.3%)
Arkansas Best                                     594                   26,665
ArvinMeritor                                    2,725                   60,958
EGL                                           120,545(b)             3,603,090
GATX                                            3,234                   95,597
Genesee & Wyoming Cl A                        117,000(b)             3,291,210
Laidlaw Intl                                  156,000(b)             3,338,400
Landstar System                                50,541(b)             3,721,839
Old Dominion Freight Line                      80,500(b)             2,801,400
Overseas Shipholding Group                     44,302                2,445,470
USF                                             1,126                   42,732
Wabash Natl                                    87,000(b)             2,342,910
Total                                                               21,770,271

Insurance (3.5%)
Alfa                                            3,394                   51,538
AMERIGROUP                                     48,498(b)             3,669,359
AmerUs Group                                    4,537                  205,526
Commerce Group                                  2,955                  180,373
Horace Mann Educators                           4,108                   78,381
Infinity Property & Casualty                    1,054                   37,101
IPC Holdings                                   52,700(c)             2,292,977
LandAmerica Financial Group                     2,314                  124,794
Natl Western Life
  Insurance Cl A                                  222(b)                36,987
Navigators Group                               58,000(b)             1,746,380
Odyssey Re Holdings                           191,000(d)             4,815,110
Ohio Casualty                                 217,000(b)             5,036,570
ProAssurance                                  116,000(b)             4,536,760
RLI                                            62,357                2,592,180
StanCorp Financial Group                       44,400                3,663,000
Stewart Information Services                    2,044                   85,133
Triad Guaranty                                 71,505(b)             4,324,622
UICI                                            4,311                  146,143
Total                                                               33,622,934

Leisure time & entertainment (1.4%)
Argosy Gaming                                  64,692(b)             3,021,116
Boyd Gaming                                    65,228                2,716,746
Callaway Golf                                   8,390                  113,265
Handleman                                       4,635                   99,560
K2                                            265,900(b)             4,222,492
RC2                                             1,308(b)                42,641
SCP Pool                                      108,000                3,445,200
Shuffle Master                                  1,520(b)                71,592
Total                                                               13,732,612

Lodging & gaming (0.9%)
Penn Natl Gaming                               69,696(b)             4,220,093
Scientific Games Cl A                         166,783(b)             3,976,107
Total                                                                8,196,200

Machinery (3.1%)
Albany Intl Cl A                                  720                   25,315
Cascade                                         1,894                   75,665
Federal Signal                                  1,959                   34,596
Gardner Denver                                 84,900(b)             3,081,021
Global Power Equipment
  Group                                       236,700(b,d)           2,329,128
IDEX                                           84,000                3,402,000
Joy Global                                     84,130                3,653,766
Kaydon                                          1,466                   48,407
Kennametal                                     79,000                3,931,830
Lincoln Electric Holdings                       2,906                  100,373
Middleby                                       46,000                2,333,120
Nordson                                         1,525                   61,107
Tecumseh Products Cl A                            863                   41,251
Terex                                          84,495(b)             4,026,187
Toro                                           53,475                4,350,192
Wabtec                                        121,000                2,579,720
Total                                                               30,073,678

Media (3.1%)
American Greetings Cl A                        99,353                2,518,599
Banta                                           1,678                   75,107
Catalina Marketing                            116,050                3,438,562
Consolidated Graphics                          72,810(b)             3,341,979
DoubleClick                                   210,000(b)             1,633,800
Emmis Communications Cl A                     139,000(b)             2,667,410
Gray Television                               198,000                3,069,000
John H Harland                                  1,040                   37,544
Journal Register                              145,300(b)             2,808,649

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Media (cont.)
Reader's Digest Assn                          182,000               $2,531,620
RH Donnelley                                   81,200(b)             4,794,859
Valassis Communications                           777(b)                27,203
Ventiv Health                                 148,000(b)             3,007,360
Total                                                               29,951,692

Metals (2.3%)
AK Steel Holding                              264,000(b)             3,820,080
Carpenter Technology                           55,938                3,270,135
Century Aluminum                               94,967(b)             2,493,833
Cleveland-Cliffs                                  724                   75,195
Commercial Metals                               1,318                   66,638
Gibraltar Inds                                122,000                2,881,640
Maverick Tube                                 145,073(b)             4,395,712
Metal Management                               98,000                2,633,260
Mueller Inds                                    2,811                   90,514
NS Group                                          700(b)                19,460
Oregon Steel Mills                              1,968(b)                39,931
Quanex                                          1,269                   87,015
Reliance Steel & Aluminum                      61,081                2,379,716
Shaw Group                                      6,621(b)               118,185
Total                                                               22,371,314

Multi-industry (3.1%)
Ameron Intl                                     1,327                   50,293
Anixter Intl                                   50,767                1,827,104
Brady Cl A                                        516                   32,286
Coinstar                                      153,300(b)             4,113,039
Corrections Corp of America                   106,689(b)             4,315,569
CUNO                                              750(b)                44,550
EnPro Inds                                      1,422(b)                42,049
FTI Consulting                                  2,172(b)                45,764
Global Imaging Systems                         80,000(b)             3,160,000
Imation                                           877                   27,915
Jacuzzi Brands                                382,800(b)             3,330,360
Kelly Service Cl A                                853                   25,744
Korn/Ferry Intl                               170,000(b)             3,527,500
Labor Ready                                   208,200(b)             3,522,744
Lancaster Colony                                1,024                   43,899
MPS Group                                     209,500(b)             2,568,470
NCO Group                                      96,000(b)             2,481,600
Pre-Paid Legal Services                           905                   33,983
Ruddick                                         4,827                  104,698
SOURCECORP                                      2,889(b)                55,209
Standex Intl                                    2,119                   60,370
Woodward Governor                                 880                   63,017
YORK Intl                                       5,200                  179,608
Total                                                               29,655,771

Paper & packaging (1.4%)
AptarGroup                                        676                   35,679
Crown Holdings                                366,288(b)             5,032,798
Ennis                                           2,152                   41,426
Pope & Talbot                                 144,000                2,463,840
Potlatch                                       78,916                3,991,571
Silgan Holdings                                36,000                2,194,560
Total                                                               13,759,874

Real estate (0.3%)
Brookfield Homes                               97,000                3,288,300

Real estate investment trust (2.6%)
Alexander's                                       212(b)                45,580
American Home Mortgage
  Investment                                    2,175                   74,494
Anthracite Capital                              8,064                   99,671
Anworth Mtge Asset                              7,031                   75,302
Bedford Property Investors                      1,667                   47,359
CBL & Associates Properties                    28,000                2,137,800
Corporate Office Properties
  Trust                                         1,648                   48,369
EastGroup Properties                           60,000                2,299,200
Gables Residential Trust                       57,000                2,040,030
IMPAC Mtge Holdings                            11,197                  253,836
LaSalle Hotel Properties                        1,610                   51,246
LTC Properties                                  3,456                   68,809
MFA Mtge Investments                            8,883                   78,348
Natl Health Investors                           3,211                   93,697
New Century Financial                           2,544                  162,587
Newcastle Investment                          112,000                3,559,360
Novastar Financial                              2,678                  132,561
Pan Pacific Retail Properties                  44,300                2,777,610
Post Properties                                   955                   33,330
RAIT Investment Trust                           3,319                   92,832
Redwood Trust                                  78,324                4,863,137
Taubman Centers                                 1,532                   45,883
Town & Country Trust                           58,000                1,602,540
Universal Health Realty
  Income Trust                                 67,989                2,184,487
Ventas                                         77,000                2,110,570
Total                                                               24,978,638

Restaurants (1.7%)
Bob Evans Farms                                 3,559                   93,032
CBRL Group                                     86,750                3,630,488
CEC Entertainment                               1,442(b)                57,637
CKE Restaurants                               179,200(b)             2,600,192
Jack in the Box                                69,997(b)             2,580,789
Lone Star Steakhouse
  & Saloon                                     75,000                2,100,000
PF Chang's China Bistro                        49,000(b)             2,761,150
Ryan's Restaurant Group                         5,063(b)                78,071
Steak n Shake                                 115,000(b)             2,309,200
Total                                                               16,210,559

Retail -- general (4.2%)
7-Eleven                                      140,800(b)             3,372,160
Aeropostale                                    86,536(b)             2,546,754
American Eagle Outfitters                      83,000                3,909,301
Brown Shoe                                      2,251                   67,147
Cato Cl A                                       3,464                   99,832
Checkpoint Systems                            165,000(b)             2,978,250
Coldwater Creek                                88,957(b)             2,746,103
Department 56                                   2,522(b)                41,991
Finish Line Cl A                              172,800                3,162,240
Group 1 Automotive                              2,450(b)                77,175
Guitar Center                                  57,000(b)             3,003,330
Hughes Supply                                  73,500                2,377,725
Linens `N Things                                3,350(b)                83,080
Movie Gallery                                   2,442                   46,569
Pacific Sunwear of California                  93,500(b)             2,081,310
Pantry                                        126,360(b)             3,802,172
Payless ShoeSource                              6,048(b)                74,390
PETCO Animal Supplies                          60,000(b)             2,368,800
Russ Berrie & Co                                3,168                   72,357
ShopKo Stores                                   1,928(b)                36,015
Sonic Automotive                                4,264                  105,747
Sotheby's Holdings Cl A                       144,483(b)             2,623,811
Stage Stores                                  105,500(b)             4,380,361
Stein Mart                                      1,979(b)                33,762
Too                                             1,381(b)                33,779
United Stationers                               1,814(b)                83,807
Weis Markets                                    1,709                   65,916
World Fuel Services                             1,266                   63,047
Zale                                            5,402(b)               161,358
Total                                                               40,498,289

Telecom equipment & services (1.9%)
CommScope                                     142,300(b)             2,689,470
Digi Intl                                     249,000(b)             4,280,310
Ditech Communications                         198,700(b)             2,970,565
Orbital Sciences                              144,000(b)             1,703,520
Plantronics                                    64,210                2,662,789
Sycamore Networks                             490,900(b)             1,993,054
Tekelec                                        64,000(b)             1,308,160
Ubiquitel                                     146,000(b)             1,039,520
Total                                                               18,647,388

Textiles & apparel (2.5%)
Burlington Coat Factory
  Warehouse                                     2,641                   59,951
Deckers Outdoor                                80,000(b,d)           3,759,200
Genesco                                        94,930(b)             2,956,120
Hartmarx                                      323,000(b)             2,509,710
Jos A Bank Clothiers                           59,000(b,d)           1,669,700
Orange 21                                       9,450(b)                98,753
Quiksilver                                    153,988(b)             4,587,303
Russell                                         3,252                   63,349
Stride Rite                                     6,032                   67,377
Warnaco Group                                 223,000(b)             4,816,800
Wolverine World Wide                          102,010                3,205,154
Total                                                               23,793,417

Utilities -- electric (1.2%)
Calpine                                       250,000(b)               985,000
CH Energy Group                                   504                   24,217
Cleco                                           5,984                  121,236
Duquesne Light Holdings                       125,000                2,356,250
El Paso Electric                              157,000(b)             2,973,580
Idacorp                                       166,300                5,083,791
Otter Tail                                      1,834                   46,822
PNM Resources                                   3,146                   79,562
Sierra Pacific Resources                        5,569(b)                58,475
Total                                                               11,728,933

Utilities -- natural gas (2.8%)
Atmos Energy                                    1,767                   48,327
Energen                                       102,112                6,019,503
New Jersey Resources                           48,313                2,093,885
Nicor                                           1,449                   53,526
ONEOK                                         137,100                3,896,382
Peoples Energy                                  1,751                   76,956
Plains Exploration &
  Production                                  130,000(b)             3,380,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Utilities -- natural gas (cont.)
Quicksilver Resources                          53,335(b)            $1,961,661
Southwestern Energy                            87,381(b)             4,429,344
UGI                                            82,511                3,375,525
Western Gas Resources                          60,400                1,766,700
Total                                                               27,101,809

Utilities -- telephone (0.9%)
Commonwealth Telephone
  Enterprises                                  85,100(b)             4,226,066
General Communication Cl A                    216,130(b)             2,386,075
PTEK Holdings                                 208,300(b)             2,230,893
Total                                                                8,843,034

Total common stocks
(Cost: $754,545,388)                                              $949,339,668

Bond (--%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Mueller Inds
  11-01-14                6.00%               $17,000                  $16,660

Total bond
(Cost: $17,000)                                                        $16,660

Short-term securities (3.6%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (3.3%)
Federal Home Loan Mtge Corp Disc Nts
  01-04-05                2.01%            $5,600,000               $5,598,751
  01-10-05                2.02              4,400,000                4,397,530
Federal Natl Mtge Assn Disc Nts
  02-03-05                2.27              5,300,000                5,288,637
  02-08-05                2.23                600,000                  598,555
  02-10-05                2.22              4,100,000                4,089,658
  02-16-05                2.33              3,300,000                3,290,005
  03-09-05                2.25              8,300,000                8,264,932
Total                                                               31,528,068

Commercial paper (0.3%)
Park Avenue Receivables
  01-18-05                2.22              3,200,000               $3,196,448

Total short-term securities
(Cost: $34,725,037)                                                $34,724,516

Total investments in securities
(Cost: $789,287,425)(f)                                           $984,080,844

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2004, the value of foreign securities represented 2.4% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.8% of net assets. 0.8% of net assets is the Fund's cash equivalent position.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $789,287,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $205,780,000
      Unrealized depreciation                                      (10,986,000)
                                                                   -----------
      Net unrealized appreciation                                 $194,794,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6427-80 A (2/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) STRATEGY AGGRESSIVE FUND

                                AT DEC. 31, 2004

Investments in Securities

AXP Strategy Aggressive Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (2.4%)
Alliant Techsystems                            56,900(b)            $3,720,122
Precision Castparts                            80,200                5,267,536
Rockwell Collins                              204,600                8,069,424
Total                                                               17,057,082

Automotive & related (1.0%)
Gentex                                        199,600                7,389,192

Banks and savings & loans (--%)
Greenhill                                       9,500                  272,650

Chemicals (1.0%)
Rohm & Haas                                   157,300                6,957,379

Computer hardware (3.8%)
Network Appliance                             640,800(b)            21,287,376
SanDisk                                       216,200(b)             5,398,514
Total                                                               26,685,890

Computer software & services (13.0%)
Affiliated Computer Services
  Cl A                                        218,100(b)            13,127,439
Akamai Technologies                           133,900(b)             1,744,717
Autodesk                                      220,000                8,349,000
DST Systems                                   112,000(b)             5,837,440
Juniper Networks                              382,904(b)            10,411,160
McAfee                                         68,400(b)             1,978,812
Mercury Interactive                           262,500(b)            11,956,875
NAVTEQ                                         76,000(b)             3,523,360
Paychex                                       174,700                5,953,776
SunGard Data Systems                          240,300(b)             6,807,699
TIBCO Software                                610,100(b)             8,138,734
VeriSign                                      403,000(b)            13,508,560
Total                                                               91,337,572

Electronics (7.4%)
ASML Holding                                  372,800(b,c)           5,931,248
Broadcom Cl A                                 107,100(b)             3,457,188
KLA-Tencor                                    174,700(b)             8,137,526
Marvell Technology Group                      403,000(b,c)          14,294,410
Microchip Technology                          131,800                3,513,788
PortalPlayer                                    9,050(b)               223,354
Skyworks Solutions                            550,300(b)             5,189,329
Xilinx                                        113,000                3,350,450
Zebra Technologies Cl A                       135,500(b)             7,625,940
Total                                                               51,723,233

Energy (6.0%)
Apache                                        174,700                8,834,579
Chesapeake Energy                             238,400                3,933,600
EOG Resources                                 131,300                9,369,568
Pioneer Natural Resources                     169,900                5,963,490
XTO Energy                                    405,300               14,339,514
Total                                                               42,440,751

Energy equipment & services (2.9%)
BJ Services                                    73,500                3,420,690
Nabors Inds                                   172,700(b,c)           8,857,783
Precision Drilling                            129,300(b,c)           8,120,040
Total                                                               20,398,513

Financial services (3.5%)
Advance America Cash
  Advance Centers                             176,000(b)             4,030,400
Alliance Data Systems                         261,600(b)            12,420,768
CapitalSource                                 308,800(b,d)           7,926,896
Total                                                               24,378,064

Health care products (18.2%)
Allergan                                       45,200                3,664,364
Amylin Pharmaceuticals                        218,100(b)             5,094,816
Beckman Coulter                                80,900                5,419,491
Biomet                                        181,400                7,870,946
Cooper Companies                               71,400                5,040,126
CR Bard                                       277,000               17,722,459
Eyetech Pharmaceuticals                       213,300(b)             9,705,150
Foxhollow Technologies                          7,200(b)               177,048
Gen-Probe                                     143,400(b)             6,483,114
Genzyme                                       131,300(b)             7,624,591
Gilead Sciences                               398,500(b)            13,943,515
Invitrogen                                    174,700(b)            11,727,611
Kinetic Concepts                              105,700(b)             8,064,910
MGI Pharma                                    116,800(b)             3,271,568
OSI Pharmaceuticals                           106,200(b)             7,949,070
Sepracor                                       76,200(b,d)           4,523,994
St. Jude Medical                              226,000(b)             9,476,180
Total                                                              127,758,953

Health care services (4.3%)
Caremark Rx                                   436,200(b)            17,199,366
Community Health Systems                      349,300(b)             9,738,484
Quest Diagnostics                              37,600                3,592,680
Total                                                               30,530,530

Home building (0.5%)
Lennar Cl A                                    62,600                3,548,168

Household products (1.4%)
Church & Dwight                               297,200                9,991,864

Industrial services (4.3%)
ChoicePoint                                    82,000(b)             3,771,180
Cintas                                        110,000                4,824,600
Fastenal                                      208,500               12,835,260
Iron Mountain                                 288,500(b)             8,796,365
Total                                                               30,227,405

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP STRATEGY AGGRESSIVE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Industrial transportation (4.6%)
CH Robinson Worldwide                         119,800               $6,651,296
JB Hunt Transport Services                    425,500               19,083,675
UTI Worldwide                                 100,400(c)             6,829,208
Total                                                               32,564,179

Insurance (3.7%)
Assurant                                      156,400                4,778,020
IPC Holdings                                  100,400(c)             4,368,404
United Natl Group Cl A                        218,100(b,c)           4,061,022
WellChoice                                    240,300(b)            12,832,020
Total                                                               26,039,466

Leisure time & entertainment (1.1%)
Harman Intl Inds                               62,100                7,886,700

Lodging & gaming (1.3%)
GTECH Holdings                                328,100                8,514,195
Las Vegas Sands                                 7,900(b)               379,200
Total                                                                8,893,395

Media (2.1%)
EW Scripps Cl A                               140,300                6,773,684
Univision Communications
  Cl A                                        180,500(b)             5,283,235
XM Satellite Radio
  Holdings Cl A                                77,200(b)             2,904,264
Total                                                               14,961,183

Metals (0.9%)
Peabody Energy                                 80,600                6,521,346

Multi-industry (6.5%)
Apollo Group Cl A                              46,300(b)             3,736,873
Corporate Executive Board                     218,100               14,599,614
Danaher                                       220,000               12,630,200
Manpower                                      305,000               14,731,500
Total                                                               45,698,187

Paper & packaging (2.6%)
Bowater                                       165,200                7,263,844
Smurfit-Stone Container                       575,000(b)            10,741,000
Total                                                               18,004,844

Restaurants (2.5%)
Starbucks                                     283,700(b)            17,691,532

Retail -- general (0.7%)
Advance Auto Parts                             93,900(b)             4,101,552
Build-A-Bear Workshop                          19,500(b)               685,425
Total                                                                4,786,977

Telecom equipment & services (0.5%)
Arbinet-thexchange                             13,750(b)               341,688
Research In Motion                             41,900(b,c)           3,453,398
Total                                                                3,795,086

Textiles & apparel (1.7%)
Chico's FAS                                    80,300(b)             3,656,059
Coach                                         147,200(b)             8,302,080
Total                                                               11,958,139

Total common stocks
(Cost: $513,706,679)                                              $689,498,280

Short-term securities (2.8%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.6%)
Federal Natl Mtge Assn Disc Nts
  02-14-05                2.27%            $1,200,000               $1,196,607
  02-16-05                2.33              9,600,000                9,570,923
Total                                                               10,767,530

Commercial paper (1.2%)
UBS Finance/Delaware LLC
  01-03-05                2.23              8,700,000                8,698,383

Total short-term securities
(Cost: $19,467,134)                                                $19,465,913

Total investments in securities
(Cost: $533,173,813)(f)                                           $708,964,193

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2004, the value of foreign securities represented 7.9% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 2.0% of net assets is the Fund's cash equivalent position.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $533,174,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $183,315,000
      Unrealized depreciation                                       (7,525,000)
                                                                    ----------
      Net unrealized appreciation                                 $175,790,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2 -- AXP STRATEGY AGGRESSIVE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6381-80 A (2/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP STRATEGY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2005